TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

(in thousands of $)	December 31, 2023	December 31, 2022
Receivables from contracts with customers	48,294	67,397
Lease receivables	64,441	55,608
Other receivables	11,912	16,462
	124,647	139,467